Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2012
Summary of the Company's Outstanding Restricted Shares and Phantom Share Units

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2011	43,200	$13.04	534,000	$12.72
Granted	60,351	14.09	40,000	17.68
Vested	(43,200)	13.04	—	—

June 30, 2012	60,351	$14.09	574,000	$13.07